UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: December 31,2001

Check here if Amendment  [X]; Amendment Number: 1
This Amendment (Check only one.)   	[X] is a restatement.
					[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	28-5470

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts
Of this form.

Person signing this report on behalf of reporting manager:

Name:		Martin Dyer
Title:	Director of Compliance
Phone:	617-330-8825
Signature, Place, and date of signing:

	Martin Dyer	Boston, MA	January 29, 2002

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value Total:	$660,947,000


List of Other Included Managers:

	No.	13F File Number	Name


	01	28-4528		Fleet Investment Advisors

             FORM 13F INFORMATION TABLE
                   TITLE          VALUE SHARES /SH/PUT/INVSTM OTHER VOTING AUTHORITY
NAME OF ISSUER   OF CLASS  CUSIP  (x$100PRN AMT PRNCALLDSCRETMANAGER  SOLE   SHARED   NONE
"----------------"--------"-------"-----"-------"--"---"-----"------"-------"-------"-------
BEST BUY         COM      08651610  4353   58440SH     SOLE                0       0   58440
CELESTICA        SUB VTG  15101Q10 82835 2065741SH     SOLE          1550460       0  515281
CELESTICA        SUB VTG  15101Q10  2034   50367SH     OTHER     01        0       0   50367
GUCCI GROUP N V  COM NY   40156610102370 1205782SH     SOLE           964768       0  241014
GUCCI GROUP N V  COM NY   40156610  3193   37608SH     OTHER     01        0       0   37608
INCO LTD         COM      45325840   427   25202SH     SOLE                0       0   25202
KOREA TEL ADR    SP ADR   50063P10 57854 2845761SH     SOLE          2193608       0  652153
KOREA TEL ADR    SP ADR   50063P10  1545   75985SH     OTHER     01        0       0   75985
NOKIA CORP       SP ADR   65490220  8001  326165SH     SOLE           275972       0   50193
PARTNER COMM CO LADR      70211M10  1852  270419SH     SOLE           241571       0   28848
PETROBRAS        SP ADR   71654V40 40920 1756244SH     SOLE          1539716       0  216528
PLACER DOME INC  COM      72590610   289   26482SH     SOLE                0       0   26482
POHANG IRN & STL SP ADR   73045010 63528 2762081SH     SOLE          2260966       0  501115
POHANG IRN & STL SP ADR   73045010  2328  101232SH     OTHER     01        0       0  101232
RYANAIR HLDGS PLCSP ADR   78351310   323   10092SH     SOLE            10092       0       0
SEI INVESTMENTS CCOM      78411710  9896  219372SH     SOLE                0       0  219372
SK TELECOM LTD   SP ADR   78440P10 75012 3469531SH     SOLE          2595608       0  873923
SK TELECOM LTD   SP ADR   78440P10  2081   96273SH     OTHER     01        0       0   96273
SPDR TR          SER 1    78462F10   277    2420SH     SOLE                0       0    2420
TAIWAN SEMI MFG LSP ADR   87403910 81689 4757685SH     SOLE          4064958       0  692727
TAIWAN SEMI MFG LSP ADR   87403910  1862  108429SH     OTHER     01        0       0  108429
TELEWEST COMM PLCSP ADR   87956P10   555   59154SH     SOLE            59154       0       0
TURKCELL         SP ADR   90011120  5467  266268SH     SOLE           198480       0   67788
TURKCELL         SP ADR   90011120   148    7232SH     OTHER     01        0       0    7232
UNITED MICRO CORPSP ADR   9108732010104010525050SH     SOLE          9024237       0 1500813
UNITED MICRO CORPSP ADR   91087320  2429  253013SH     OTHER     01        0       0  253013
WAL MART STORES ICOM      93114210  8639  150107SH     SOLE                0       0  150107